CONSOLIDATED BALANCE SHEETS ¥ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 3,419,166	$ 495,732,000	¥ 4,217,528
Restricted cash	114,560	16,610,000	239,093
Accounts receivable, net of allowance for credit losses of RMB32,265 and RMB47,962 (US$6,954) as of December 31, 2021 and 2022, respectively	2,402,430	348,320,000	3,570,975
Short-term investments	1,253,670	181,765,000	2,491,056
Prepayments and other assets	1,612,022	233,721,000	1,687,021
Amounts due from related parties	246,505	35,740,000	207,143
Total current assets	9,048,353	1,311,888,000	12,412,816
Non-current assets:
Property and equipment, net	2,132,994	309,255,000	2,364,103
Intangible assets, net	1,008,020	146,149,000	1,169,767
Goodwill	4,605,724	667,767,000	4,625,115
Prepayments and other assets	21,263	3,083,000	29,066
Equity investments	273,580	39,665,000	207,166
Amounts due from related parties	5,758	835,000	5,758
Deferred tax assets			7,798
Operating lease right-of-use assets	220,539	31,975,000	256,451
Total non-current assets	8,267,878	1,198,729,000	8,665,224
Total assets	17,316,231	2,510,617,000	21,078,040
Current liabilities:
Accounts payable (including accounts payable of the consolidated VIEs and their subsidiaries without recourse to the primary beneficiary of RMB2,733,487 and RMB2,113,674 (US$306,454) as of December 31, 2021 and 2022, respectively)	2,301,958	333,753,000	2,938,632
Accrued expenses and other liabilities (including accrued expenses and other liabilities of the consolidated VIEs and their subsidiaries without recourse to the primary beneficiary of RMB1,208,868 and RMB644,858 (US$93,496) as of December 31, 2021 and 2022, respectively)	2,830,826	410,428,000	2,223,840
Short-term bank loans (including short-term bank loans of the consolidated VIEs and their subsidiaries without recourse to the primary beneficiary of RMB1,348,166 and RMB885,500 (US$128,385) as of December 31, 2021 and 2022, respectively)	909,500	131,865,000	1,348,166
Income tax payable (including income tax payable of the consolidated VIEs and their subsidiaries without recourse to the primary beneficiary of RMB1,026 and RMB nil (US$ nil) as of December 31, 2021 and 2022, respectively)	51,892	7,524,000	60,217
Amounts due to related parties (including amounts due to related parties of the consolidated VIEs and their subsidiaries without recourse to the primary beneficiary of RMB797,731 and RMB388,308 (US$56,299) as of December 31, 2021 and 2022, respectively)	427,727	62,015,000	836,435
Current operating lease liabilities (including current operating lease liabilities of the consolidated VIEs and their subsidiaries without recourse to the primary beneficiary of RMB70,672 and RMB87,142 (US$12,634) as of December 31, 2021 and 2022, respectively)	136,723	19,823,000	108,590
Total current liabilities	6,658,626	965,408,000	7,515,880
Non-current liabilities:
Amounts due to related parties (including amounts due to related parties of the consolidated VIEs and their subsidiaries without recourse to the primary beneficiary of RMB472,882 and RMB413,464 (US$59,947) as of December 31, 2021 and 2022, respectively)	413,464	59,947,000	472,882
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs and their subsidiaries without recourse to the primary beneficiary of RMB nil and RMB nil (US$ nil) as of December 31, 2021 and 2022, respectively)	167,052	24,220,000	205,889
Other liabilities (including other liabilities of the consolidated VIEs and their subsidiaries without recourse to the primary beneficiary of RMB6,975 and RMB 284,971 (US$41,316) as of December 31, 2021 and 2022, respectively)	370,531	53,722,000	1,232,677
Non-current operating lease liabilities (including non-current operating lease liabilities of the consolidated VIEs and their subsidiaries without recourse to the primary beneficiary of RMB121,057 and RMB90,138 (US$13,069) as of December 31, 2021 and 2022, respectively)	123,059	17,842,000	158,289
Total non-current liabilities	1,074,106	155,731,000	2,069,737
Total liabilities	7,732,732	1,121,139,000	9,585,617
Commitments and contingencies
Shareholders' equity:
Ordinary shares (par value of US$0.001 per share; 4,000,000,000 and 40,000,000,000 shares authorized, 3,805,284,810 and 3,805,284,801 shares issued, 3,646,381,840 and 3,687,612,015 shares outstanding as of December 31, 2021 and 2022, respectively)	25,062	3,634,000	24,782
Treasury shares	(208,385)	(30,213,000)
Additional paid-in capital	18,648,205	2,703,736,000	18,245,801
Statutory reserves funds	(14,700)	(2,131,000)	(7,723)
Accumulated deficit	(10,102,236)	(1,464,687,000)	(7,451,029)
Accumulated other comprehensive (loss) income	453,074	65,690,000	(207,882)
Total Kingsoft Cloud Holdings Limited shareholders' equity	8,801,020	1,276,029,000	10,603,949
Non-controlling interests	782,479	113,449,000	888,474
Total equity	9,583,499	1,389,478,000	11,492,423
Total liabilities, non-controlling interests and shareholders' equity	¥ 17,316,231	$ 2,510,617,000	¥ 21,078,040